EQUITY - Common Shares (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Common stock, par value (in dollars per share)	$ 0
Common stock, shares issued	243,301,195	240,167,790
Common shares held in trust	416,881	548,755